Acquisition - Schedule of Business Acquisitions (Detail) - STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member] - USD ($) $ in Millions	Mar. 31, 2024	Mar. 31, 2023
Business Acquisition [Line Items]
Goodwill	$ 811.2	$ 795.6
eOne Acquisition [Member]
Business Acquisition [Line Items]
Cash and cash equivalents	54.1
Accounts receivable	298.8
Investment in films and television programs	371.8
Property and equipment	14.0
Intangible assets	4.0
Other assets	168.2
Accounts payable and accrued liabilities	(67.8)
Content related payable	(35.4)
Participations and residuals	(201.9)
Film related obligations	(105.8)
Other liabilities and deferred revenue	(130.5)
Preliminary fair value of net assets acquired	369.5
Goodwill	15.6
Preliminary purchase price consideration	$ 385.1